Short Term And Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Short Term And Long Term Investments [Abstract]
Summary Of Amortized Costs, Gross Unrealized Gains And Losses And Estimated Fair Values Of Available-For-Sale Marketable Securities

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2012	2011	2012	2011	2012	2011	2012	2011

Corporate debentures	$190,826	$201,301	$3,787	$3,089	$60	$1,556	$194,553	$202,834
U.S. Treasuries	13,227	18,302	276	1,180	60	-	13,443	19,482
U.S. Government agency debentures	375	10,709	-	40	-	1	375	10,748
Israeli Treasury Bills	106,330	124,679	244	388	-	-	106,574	125,067

	$310,758	$354,991	$4,307	$4,697	$120	$1,557	$314,945	$358,131

Scheduled Maturities Of Available-For-Sale Marketable Securities

	Amortized	Estimated
	cost	fair value

Due within one year	$168,409	$168,791
Due after one year through five years	142,349	146,154

	$310,758	$314,945